Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts receivable	$ 65,430	$ 36,738
Less: allowance for credit losses	(654)	(367)	$ (532)
Total accounts receivable, net	$ 64,776	$ 36,371	$ 46,998